Financial risk management (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Lease liabilities, beginning of year	$ 1,436	$ 3,142
Additions	823	225
Lease principal payments	(608)	(2,527)
Lease interest payments	(71)	(154)
Accretion on lease liabilities	75	750
Lease liabilities, end of year	$ 1,655	$ 1,436